Variable Interest Entities - Assets and liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 03, 2021	Dec. 02, 2021	Dec. 31, 2020
ASSETS
Cash	$ 7,183		$ 17,537		$ 140,478			$ 5,301
Clinic fees and insurance receivable, net of contractual allowances of $5,683 and $5,755, respectively	318		822		1,090
Prepaid expenses and other current assets	2,824		2,643		6,959
Property and equipment, net	8,947		8,839		8,048
Goodwill					1,309,750		$ 1,278,453
TOTAL ASSETS	867,422		876,571	[1]	2,364,109	[1]
LIABILITIES AND MEMBERS' DEFICIT
Accounts payable	15,798		11,542		5,469
Accrued expenses and other current liabilities			16,647		12,261
Accrued payroll			8,224		6,304
TOTAL LIABILITIES	396,384	[2]	353,912	[1],[2]	299,940	[1]
MEMBERS' DEFICIT			5,854		273,552			$ (272,917)	$ (130,218)
TOTAL LIABILITIES AND MEMBERS' DEFICIT	867,422		$ 876,571		2,364,109
Prime rate
Variable Interest Entity
Advances interest rate spread (as a percent)			2.00%
VIE
ASSETS
Cash			$ 1,759		7,570
Clinic fees and insurance receivable, net of contractual allowances of $5,683 and $5,755, respectively	639		323		61
Prepaid expenses and other current assets	1,229		121		407
Other Receivable			855
Property and equipment, net	43		44		36
Goodwill			0		0
Due from consolidated entities of P3			3,012
Investment in Other P3 Entities	10,123		3,012		6,000
TOTAL ASSETS	12,161		6,114		14,074
LIABILITIES AND MEMBERS' DEFICIT
Accounts payable	5,725		7,800		4,779
Accrued expenses and other current liabilities			262		26
Accrued payroll			1,885		1,303
Due to Consolidated Entities of P3	41,540		36,025		24,111
TOTAL LIABILITIES	58,302		45,972		30,219
MEMBERS' DEFICIT	(46,141)		(39,858)		(16,145)
TOTAL LIABILITIES AND MEMBERS' DEFICIT	$ 12,161		$ 6,114		$ 14,074

[1]	The Company’s consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 23: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The consolidated balance sheets include total assets that can be used only to settle obligations of P3 LLC’s consolidated VIEs totaling $3.1 million and $8.1 million as of December 31, 2022 and 2021, respectively, and total liabilities of P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $9.9 million and $6.1 million as of December 31, 2022 and 2021, respectively. These VIE assets and liabilities do not include $33.0 million of net amounts due to affiliates as of December 31, 2022 and $6.0 million of investment in affiliates and $24.1 million of amounts due to affiliates as of December 31, 2021 as these are eliminated in consolidation and not presented within the consolidated balance sheets.
[2]	The Company’s condensed consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 13 “Variable Interest Entities,” P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and amounts below refer only to VIEs held at the P3 LLC level. The condensed consolidated balance sheets include total assets that can be used only to settle obligations of the P3 LLC’s VIEs totaling $2.0 million and $3.1 million as of March 31, 2023 and December 31, 2022, respectively, and total liabilities of the P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $16.8 million and $9.9 million as of March 31, 2023 and December 31, 2022, respectively. These VIE assets and liabilities do not include $31.4 million and $33.0 million of net amounts due to affiliates as of March 31, 2023 and December 31, 2022, respectively, as these are eliminated in consolidation and not presented within the condensed consolidated balance sheets. See Note 13 “Variable Interest Entities.”